Invested Assets and Investment Income - Summary of Invested Assets and Segregated Funds Net Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3) (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	$ 833,689
Asset at end of period	875,574	$ 833,689
Level 3 [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	83,721	83,606
Net realized/unrealized gains (losses) included in net income	(964)	(3,798)
Net realized/unrealized gains (losses) included in net AOCI	1,099	(6,146)
Purchases	9,626	10,821
Sales	(3,472)	(4,624)
Settlements	(2,315)	(1,779)
Transfer into Level	2,605	3,237
Transfer out of Level	(2,939)	(761)
Currency Movement	(1,970)	3,165
Asset at end of period	85,391	83,721
Change in unrealized gains (losses) on assets still held	(549)	(1,976)
Level 3 [Member] | Derivatives [member]
Disclosure of fair value measurement of assets [Line Items]
Derivatives Beginning of period	(3,188)	2,101
Net realized/unrealized gains (losses) included in net income	(144)	(5,429)
Net realized/unrealized gains (losses) included in net AOCI		(7)
Purchases		(109)
Sales		0
Settlements	960	775
Transfer out of Level	165	(356)
Currency Movement	41	(163)
Derivatives at end of period	(2,166)	(3,188)
Change in unrealized gains (losses) on assets still held	17	(3,527)
Level 3 [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Transfer out of Level	(68)
Level 3 [Member] | Own use property [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	2,682
Net realized/unrealized gains (losses) included in net income	(234)
Purchases	20
Currency Movement	(38)
Asset at end of period	2,430	2,682
Change in unrealized gains (losses) on assets still held	(234)
Level 3 [Member] | Segregated funds net assets [member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	3,985	4,281
Net realized/unrealized gains (losses) included in net income	(97)	475
Purchases	110	246
Sales	(466)	(1,113)
Settlements	24	(46)
Transfer out of Level	(15)	(1)
Currency Movement	(49)	143
Asset at end of period	3,492	3,985
Change in unrealized gains (losses) on assets still held	32	79
Level 3 [Member] | FVOCI [Member] | Private placements [member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	7,828	5,136
Net realized/unrealized gains (losses) included in net income	(4)	(9)
Net realized/unrealized gains (losses) included in net AOCI	258	(1,453)
Purchases	1,942	1,697
Sales	(497)	(89)
Settlements	(1,172)	(188)
Transfer into Level	2,546	2,876
Transfer out of Level	(2,907)	(362)
Currency Movement	(312)	220
Asset at end of period	7,682	7,828
Level 3 [Member] | FVOCI [Member] | Mortgages [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	28,621	31,798
Net realized/unrealized gains (losses) included in net income	65	(76)
Net realized/unrealized gains (losses) included in net AOCI	830	(4,692)
Purchases	1,984	3,511
Sales	(1,626)	(2,411)
Settlements	(856)	(757)
Currency Movement	(545)	1,248
Asset at end of period	28,473	28,621
Level 3 [Member] | FVOCI [Member] | Other government and agency [Member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	9
Purchases	2
Transfer into Level		9
Currency Movement	(1)
Asset at end of period	10	9
Level 3 [Member] | FVOCI [Member] | Corporate [member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	32	41
Net realized/unrealized gains (losses) included in net AOCI	3	(1)
Purchases	178	27
Settlements	(7)	(1)
Transfer into Level	25	6
Transfer out of Level		(42)
Currency Movement		2
Asset at end of period	231	32
Level 3 [Member] | FVOCI [Member] | Other securitized assets [Member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	26	28
Net realized/unrealized gains (losses) included in net AOCI	1	2
Settlements	(5)	(4)
Currency Movement	(1)
Asset at end of period	21	26
Level 3 [Member] | FVTPL [Member] | Public equities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	71
Net realized/unrealized gains (losses) included in net income		(6)
Purchases	37	69
Sales		(84)
Transfer into Level		87
Transfer out of Level	(67)
Currency Movement		5
Asset at end of period	41	71
Change in unrealized gains (losses) on assets still held		(13)
Level 3 [Member] | FVTPL [Member] | Private placements [member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	31	30
Net realized/unrealized gains (losses) included in net income	44	(7)
Purchases	17
Settlements	(1)	(1)
Transfer into Level	34	9
Transfer out of Level	(47)
Currency Movement	1
Asset at end of period	79	31
Change in unrealized gains (losses) on assets still held	44	(7)
Level 3 [Member] | FVTPL [Member] | Mortgages [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	1,138	1,203
Net realized/unrealized gains (losses) included in net income	37	(117)
Purchases	160	110
Sales	(239)	(22)
Settlements	(39)	(38)
Currency Movement	(2)	2
Asset at end of period	1,055	1,138
Level 3 [Member] | Real estate [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	82,924	77,224
Net realized/unrealized gains (losses) included in net income	(723)	1,156
Net realized/unrealized gains (losses) included in net AOCI	1,099	(6,139)
Purchases	9,516	10,684
Sales	(3,006)	(3,511)
Settlements	(3,299)	(2,508)
Transfer into Level	2,605	3,237
Transfer out of Level	(3,089)	(404)
Currency Movement	(1,962)	3,185
Asset at end of period	84,065	82,924
Change in unrealized gains (losses) on assets still held	(598)	1,472
Level 3 [Member] | Real estate [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	31,069	24,884
Net realized/unrealized gains (losses) included in net income	423	1,934
Net realized/unrealized gains (losses) included in net AOCI	7	5
Purchases	4,760	4,938
Sales	(522)	(668)
Settlements	(1,219)	(1,519)
Transfer into Level		248
Currency Movement	(865)	1,247
Asset at end of period	33,585	31,069
Change in unrealized gains (losses) on assets still held	647	2,057
Level 3 [Member] | Real estate [Member] | Investment property [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	11,417	11,443
Net realized/unrealized gains (losses) included in net income	(1,054)	(443)
Purchases	416	312
Sales	(122)	(237)
Transfer into Level		17
Currency Movement	(199)	325
Asset at end of period	10,458	11,417
Change in unrealized gains (losses) on assets still held	(1,055)	(445)
Level 3 [Member] | Real estate [Member] | Own use property [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	$ 2,682	2,661
Net realized/unrealized gains (losses) included in net income		(120)
Purchases		20
Transfer into Level		(15)
Currency Movement		136
Asset at end of period		2,682
Change in unrealized gains (losses) on assets still held		$ (120)